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                                 June 17, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 25049-1004

Attention:  Filing Desk
            Mail Stop 1-4
            1933 Act File No. 333-79517

     Re:        Nuveen Unit Trusts, Series 49 (the "Trust")
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Ladies/Gentlemen:

On behalf of John Nuveen & Co. Incorporated and in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus and Information Supplement contained in the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on June 15, 1999.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER